INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the three and nine months ended September 30, 2021 and 2020, and recorded an income tax provision for each of such periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the three and nine months ended September 30, 2021 and 2020, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.

14. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the years ended December 31, 2021 and 2020, and recorded an income tax provision for each of such periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

The components of the provision for income taxes for the years ended December 31, 2021 and 2020 consisted of the following:

	For the Year Ended December 31,
	2021	2020
Current:
China	$292,891	$340,155
Total current	292,891	340,155
Deferred:
China	(18,570)	-
Total deferred	(18,570)	-
Total income tax expense	$274,321	$340,155

Deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Accumulated amortization	$18,795	$-

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2021 and 2020:

	2021	2020
Statutory U.S. federal income tax rate	(21.0)%	21.0%
Foreign tax rate differential	(2.3)%	7.1%
Change in valuation allowances	53.7%	61.2%
Other (1)	-%	(19.0)%
Effective combined tax rate	30.4%	70.3%

(1)	Primarily consists of utilization of net operating losses in China

As of December 31, 2021, the Company had $1,753,139 of net operating loss carry-forwards available to offset future taxable income in China from the acquisition of Aixin Shangyan Hotel and Aixintang Pharmacies. Some of the net operating loss carry-forwards, if not utilized, will begin to expire in 2022.

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2021 and 2020, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.